TRANSACTIONS WITH RELATED PARTIES (Detail) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2016 USD ($)	Sep. 30, 2015 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jan. 02, 2016 USD ($) Item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Related party transactions
Carrying value of debt							$ 1,273,833
Interest expense, related party			$ 510	$ 739	$ 1,972	$ 2,269	3,124	$ 3,177	$ 2,910
2016 First Lien Term Loan
Related party transactions
Carrying value of debt			1,087,347		1,087,347
2012 Second Lien Term Loan
Related party transactions
Carrying value of debt							375,000	375,000
Oaktree
Related party transactions
Accrued interest			10		10		692	726
Interest expense, related party			510	739	1,971	2,269	3,074	3,133	2,882
Oaktree | 2016 First Lien Term Loan
Related party transactions
Carrying value of debt			41,821		41,821
Oaktree | 2012 Second Lien Term Loan
Related party transactions
Carrying value of debt							31,772	31,644
Oaktree | Management Services Agreement
Related party transactions
Required quarterly management fee					750		750
Fees and out-of-pocket expenses from transaction with related party			$ 172	888	$ 5,214	8,824	$ 11,566	13,111	3,576
Public offering success fee, as a multiple of annual management fee | Item							3
Public offering fee	$ 9,000
Maine | Management Services Agreement
Related party transactions
Required quarterly management fee		$ 750					$ 750
Fees and out-of-pocket expenses from transaction with related party				$ 750		$ 2,250	$ 2,250	$ 3,000	$ 3,000